Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
	September 30,	December 31,
	2013	2012
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
53,063,921 (December 31, 2012 - 49,890,421) common shares	$531	$499

	2012	2011
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
49,890,421 (December 31, 2011 - 48,895,028) common shares	$499	$489